Audit Information	12 Months Ended
Mar. 31, 2025
Auditor [Table]
Auditor Name	Shah Teelani & Associates
Auditor Firm ID	7161
Auditor Location	Gujrat, India
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated financial statements of Lytus Technologies Holdings PTV. Ltd. (LYTHF) (the “Company”) which comprise the statement of financial position as of March 31, 2025, and 2024, the related statements of income, changes in stockholders’ equity, and cash flows for each of the two years in the period ended March 31, 2025, and the related notes (collectively referred to as the “Consolidated financial statements”). In our opinion, based on our audit, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025, and 2024, and the results of its operations and its cash flows for each of the three two years in the period ended March 31, 2025, in conformity with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).